Stock Incentive Plans - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - Share-based Payment Arrangement, Option [Member] - Common Class B [Member] - $ / shares
	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Time Based Vesting Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 6 months	6 years 6 months	6 years 6 months	6 years 6 months
Expected volatility	40.00%	40.00%	40.00%	40.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate minimum	0.62%	0.39%	1.62%	2.64%
Risk-free interest rate maximum	0.67%	0.45%	2.38%	2.99%
Fair value at Valuation Date	$ 1,250	$ 622	$ 525	$ 474
Performance And Market Based Vesting Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 6 months	5 years 6 months	6 years 6 months	6 years 6 months
Expected volatility	33.00%	33.00%	40.00%	45.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	0.44%	0.44%	2.38%	2.93%
Fair value at Valuation Date	$ 298	$ 298	$ 228	$ 200